Consolidated Portfolio of Investments – as of March 31, 2021 (Unaudited)

AlphaSimplex Global Alternatives Fund

Shares	Description	Value (†)
Common Stocks – 47.1% of Net Assets
	Aerospace & Defense – 0.4%
20,664	Howmet Aerospace, Inc.(a)	$663,934
3,552	Lockheed Martin Corp.	1,312,464

		1,976,398

	Air Freight & Logistics – 0.5%
8,685	C.H. Robinson Worldwide, Inc.	828,810
16,996	Expeditors International of Washington, Inc.	1,830,299

		2,659,109

	Auto Components – 0.2%
22,561	Gentex Corp.	804,751

	Automobiles – 0.2%
3,454	Ferrari NV	722,853
299	Tesla, Inc.(a)	199,711

		922,564

	Banks – 1.8%
41,280	Bryn Mawr Bank Corp.	1,878,653
11,198	Citigroup, Inc.	814,654
143,124	People’s United Financial, Inc.	2,561,920
63,691	TCF Financial Corp.	2,959,084
17,335	Westamerica BanCorp.	1,088,291

		9,302,602

	Beverages – 0.9%
5,413	Brown-Forman Corp., Class B	373,335
10,458	Coca-Cola Co. (The)	551,241
26,028	Keurig Dr Pepper, Inc.	894,582
13,417	PepsiCo, Inc.	1,897,835
50,849	Primo Water Corp.	826,805

		4,543,798

	Biotechnology – 0.5%
14,399	AbbVie, Inc.	1,558,260
1,508	Alnylam Pharmaceuticals, Inc.(a)	212,914
992	Amgen, Inc.	246,819
447	Regeneron Pharmaceuticals, Inc.(a)	211,494
1,280	Seagen, Inc.(a)	177,741

		2,407,228

	Building Products – 0.6%
8,565	Allegion PLC	1,075,935
16,712	Johnson Controls International PLC	997,205
6,345	Masonite International Corp.(a)	731,198
17,039	Resideo Technologies, Inc.(a)	481,352

		3,285,690

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 2.1%
142,831	GCM Grosvenor, Inc., Class A	$1,699,689
31,814	Houlihan Lokey, Inc.	2,115,949
3,745	Intercontinental Exchange, Inc.	418,242
27,936	Invesco Ltd.	704,546
28,106	Janus Henderson Group PLC	875,502
1,846	MarketAxess Holdings, Inc.	919,160
4,623	Morningstar, Inc.	1,040,360
8,918	Nasdaq, Inc.	1,315,048
22,313	Open Lending Corp., Class A(a)	790,326
17,750	SEI Investments Co.	1,081,508

		10,960,330

	Chemicals – 0.7%
22,138	Corteva, Inc.	1,032,073
13,224	DuPont de Nemours, Inc.	1,021,951
31,189	GCP Applied Technologies, Inc.(a)	765,378
2,705	NewMarket Corp.	1,028,333

		3,847,735

	Commercial Services & Supplies – 0.8%
2,809	Cintas Corp.	958,740
7,317	Copart, Inc.(a)	794,699
11,258	IAA, Inc.(a)	620,766
12,303	Republic Services, Inc.	1,222,303
3,342	Waste Management, Inc.	431,185

		4,027,693

	Communications Equipment – 0.3%
59,933	Radware Ltd.(a)	1,563,053

	Construction & Engineering – 0.2%
17,934	AECOM(a)	1,149,749

	Consumer Finance – 0.9%
2,605	Credit Acceptance Corp.(a)	938,399
15,178	FirstCash, Inc.	996,739
15,381	Green Dot Corp., Class A(a)	704,296
16,249	Nelnet, Inc., Class A	1,181,952
10,048	PROG Holdings, Inc.	434,978
12,927	Synchrony Financial	525,612

		4,781,976

	Containers & Packaging – 0.4%
2,851	AptarGroup, Inc.	403,901
5,150	Avery Dennison Corp.	945,798
19,808	Silgan Holdings, Inc.	832,530

		2,182,229

	Distributors – 0.2%
19,992	LKQ Corp.(a)	846,261

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Consumer Services – 0.1%
14,723	Service Corp. International	$751,609

	Diversified Financial Services – 0.5%
6	Berkshire Hathaway, Inc., Class A(a)	2,314,212

	Diversified Telecommunication Services – 0.3%
26,329	Verizon Communications, Inc.	1,531,031

	Electric Utilities – 1.2%
7,797	Alliant Energy Corp.	422,285
14,960	American Electric Power Co., Inc.	1,267,112
8,953	Avangrid, Inc.	445,949
4,897	Duke Energy Corp.	472,707
4,924	Eversource Energy	426,369
19,432	Exelon Corp.	849,956
9,585	Hawaiian Electric Industries, Inc.	425,862
4,903	IDACORP, Inc.	490,153
4,692	NextEra Energy, Inc.	354,762
5,537	Pinnacle West Capital Corp.	450,435
5,589	Southern Co. (The)	347,412
6,833	Xcel Energy, Inc.	454,463

		6,407,465

	Electrical Equipment – 0.4%
6,159	AMETEK, Inc.	786,689
875	Generac Holdings, Inc.(a)	286,519
5,497	Plug Power, Inc.(a)	197,013
66,759	Romeo Power, Inc.(a)	556,102

		1,826,323

	Electronic Equipment, Instruments & Components – 1.1%
14,720	Amphenol Corp., Class A	971,078
5,874	CDW Corp.	973,616
8,419	Coherent, Inc.(a)	2,129,081
8,642	Dolby Laboratories, Inc., Class A	853,138
37,090	Flex Ltd.(a)	679,118

		5,606,031

	Entertainment – 0.8%
11,896	Activision Blizzard, Inc.	1,106,328
49,321	Lions Gate Entertainment Corp., Class A(a)	737,349
4,307	Madison Square Garden Sports Corp.(a)	772,934
699	Roku, Inc.(a)	227,713
5,647	Walt Disney Co. (The)(a)	1,041,985

		3,886,309

	Food & Staples Retailing – 0.2%
2,117	Sysco Corp.	166,693
1,306	U.S. Foods Holding Corp.(a)	49,785
7,297	Walmart, Inc.	991,151

		1,207,629

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 2.4%
7,398	Campbell Soup Co.	$371,897
40,177	Conagra Brands, Inc.	1,510,655
16,078	Flowers Foods, Inc.	382,656
5,892	General Mills, Inc.	361,297
23,786	Hain Celestial Group, Inc. (The)(a)	1,037,070
2,326	Hershey Co. (The)	367,880
8,716	Hormel Foods Corp.	416,451
54,408	Hostess Brands, Inc.(a)	780,211
3,728	J.M. Smucker Co. (The)	471,704
7,364	Kellogg Co.	466,141
3,822	McCormick & Co., Inc.	340,770
32,555	Mondelez International, Inc., Class A	1,905,444
30,756	Nomad Foods Ltd.(a)	844,560
7,790	Post Holdings, Inc.(a)	823,559
49,696	SunOpta, Inc.(a)	734,010
68,810	Utz Brands, Inc.	1,705,800

		12,520,105

	Gas Utilities – 0.3%
12,982	Atmos Energy Corp.	1,283,271

	Health Care Equipment & Supplies – 1.1%
3,533	Abbott Laboratories	423,395
10,945	Danaher Corp.	2,463,501
665	DexCom, Inc.(a)	238,994
6,648	Medtronic PLC	785,328
14,818	Merit Medical Systems, Inc.(a)	887,302
1,435	Quidel Corp.(a)	183,579
2,252	STERIS PLC	428,961

		5,411,060

	Health Care Providers & Services – 1.2%
8,542	DaVita, Inc.(a)	920,571
13,240	Encompass Health Corp.	1,084,356
3,728	Laboratory Corp. of America Holdings(a)	950,752
22,282	MEDNAX, Inc.(a)	567,523
12,028	Quest Diagnostics, Inc.	1,543,673
2,802	UnitedHealth Group, Inc.	1,042,540

		6,109,415

	Health Care Technology – 0.6%
29,497	Cerner Corp.	2,120,244
30,178	Evolent Health, Inc., Class A(a)	609,596
883	Teladoc Health, Inc.(a)	160,485

		2,890,325

	Hotels, Restaurants & Leisure – 1.0%
19,015	Bloomin’ Brands, Inc.(a)	514,356
70	Chipotle Mexican Grill, Inc.(a)	99,457
3,314	DraftKings, Inc., Class A(a)	203,248
8,247	Hilton Worldwide Holdings, Inc.(a)	997,227

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
6,421	McDonald’s Corp.	$1,439,203
10,169	Starbucks Corp.	1,111,167
7,083	Yum! Brands, Inc.	766,239

		5,130,897

	Household Durables – 0.5%
12,263	Garmin Ltd.	1,616,877
8,774	Installed Building Products, Inc.	972,861

		2,589,738

	Household Products – 0.9%
9,244	Church & Dwight Co., Inc.	807,463
2,265	Clorox Co. (The)	436,873
5,954	Colgate-Palmolive Co.	469,354
2,592	Kimberly-Clark Corp.	360,418
19,827	Procter & Gamble Co. (The)	2,685,171

		4,759,279

	Independent Power & Renewable Electricity Producers – 0.2%
31,185	Atlantica Sustainable Infrastructure PLC	1,142,307

	Industrial Conglomerates – 0.3%
4,375	Roper Technologies, Inc.	1,764,613

	Insurance – 1.5%
3,653	Aon PLC, Class A	840,592
3,129	Arthur J. Gallagher & Co.	390,405
46,155	Athene Holding Ltd., Class A(a)	2,326,212
7,606	Brown & Brown, Inc.	347,670
683	Erie Indemnity Co., Class A	150,881
7,208	Hanover Insurance Group, Inc. (The)	933,148
6,705	Marsh & McLennan Cos., Inc.	816,669
10,593	Progressive Corp. (The)	1,012,797
754	White Mountains Insurance Group Ltd.	840,635

		7,659,009

	Interactive Media & Services – 0.3%
450	Alphabet, Inc., Class A(a)	928,134
2,315	Pinterest, Inc., Class A(a)	171,379
4,769	Snap, Inc., Class A(a)	249,371

		1,348,884

	Internet & Direct Marketing Retail – 0.4%
661	Amazon.com, Inc.(a)	2,045,187
125	MercadoLibre, Inc.(a)	184,017

		2,229,204

	IT Services – 1.9%
7,313	Accenture PLC, Class A	2,020,216
11,240	Amdocs Ltd.	788,486
6,928	Black Knight, Inc.(a)	512,603
11,258	Broadridge Financial Solutions, Inc.	1,723,600

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
3,856	Jack Henry & Associates, Inc.	$585,032
8,412	MAXIMUS, Inc.	749,004
114,719	Paya Holdings, Inc., Class A(a)	1,257,320
10,082	Paychex, Inc.	988,238
1,174	Square, Inc., Class A(a)	266,557
606	Twilio, Inc., Class A(a)	206,501
2,337	Wix.com Ltd.(a)	652,537

		9,750,094

	Leisure Products – 0.1%
18,446	Acushnet Holdings Corp.	762,373

	Life Sciences Tools & Services – 0.9%
15,751	Agilent Technologies, Inc.	2,002,582
17,666	PRA Health Sciences, Inc.(a)	2,708,728

		4,711,310

	Machinery – 1.1%
40,330	Desktop Metal, Inc., Class A(a)	600,917
15,349	Donaldson Co., Inc.	892,698
7,834	Lincoln Electric Holdings, Inc.	963,112
9,116	PACCAR, Inc.	847,058
14,627	Toro Co. (The)	1,508,629
28,396	Trinity Industries, Inc.	809,002

		5,621,416

	Media – 1.1%
83,204	Advantage Solutions, Inc.(a)	982,639
29,224	Altice USA, Inc., Class A(a)	950,657
3,652	Charter Communications, Inc., Class A(a)	2,253,357
28,645	Comcast Corp., Class A	1,549,981

		5,736,634

	Metals & Mining – 0.2%
6,417	Reliance Steel & Aluminum Co.	977,245

	Multi-Utilities – 0.8%
5,794	Ameren Corp.	471,400
7,646	CMS Energy Corp.	468,088
17,543	Consolidated Edison, Inc.	1,312,216
5,481	Dominion Energy, Inc.	416,337
3,623	DTE Energy Co.	482,366
5,868	Public Service Enterprise Group, Inc.	353,312
4,945	WEC Energy Group, Inc.	462,803

		3,966,522

	Multiline Retail – 0.3%
7,017	Dollar General Corp.	1,421,785

	Oil, Gas & Consumable Fuels – 0.6%
15,974	Cheniere Energy, Inc.(a)	1,150,288
3,694	CVR Energy, Inc.	70,851

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
32,727	Enviva Partners LP	$1,581,696
4,017	Magellan Midstream Partners LP	174,177

		2,977,012

	Personal Products – 0.2%
3,324	Estee Lauder Cos., Inc. (The), Class A	966,785
2,689	Herbalife Nutrition Ltd.(a)	119,284

		1,086,069

	Pharmaceuticals – 1.0%
12,156	Bristol-Myers Squibb Co.	767,408
29,076	Elanco Animal Health, Inc.(a)	856,288
3,301	Horizon Therapeutics PLC(a)	303,824
7,460	Johnson & Johnson	1,226,051
5,376	Merck & Co., Inc.	414,436
19,649	Pfizer, Inc.	711,883
4,424	Zoetis, Inc.	696,692

		4,976,582

	Professional Services – 1.2%
14,698	Booz Allen Hamilton Holding Corp.	1,183,630
1,793	Exponent, Inc.	174,728
7,034	Jacobs Engineering Group, Inc.	909,285
25,006	KBR, Inc.	959,980
34,498	Nielsen Holdings PLC	867,625
11,118	Verisk Analytics, Inc.	1,964,439

		6,059,687

	Real Estate Management & Development – 0.2%
10,828	CBRE Group, Inc., Class A(a)	856,603
3,276	Howard Hughes Corp. (The)(a)	311,646

		1,168,249

	REITs - Diversified – 0.2%
3,838	CoreSite Realty Corp.	459,984
53,001	Uniti Group, Inc.	584,601

		1,044,585

	REITs - Mortgage – 0.5%
103,262	AGNC Investment Corp.	1,730,671
98,415	Broadmark Realty Capital, Inc.	1,029,421

		2,760,092

	REITs - Office Property – 0.4%
2,161	Alexandria Real Estate Equities, Inc.	355,053
21,666	Easterly Government Properties, Inc.	449,136
47,889	Equity Commonwealth	1,331,314

		2,135,503

	REITs - Storage – 0.3%
10,601	CubeSmart	401,036
3,027	Extra Space Storage, Inc.	401,229

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Storage – continued
4,674	Life Storage, Inc.	$401,730
1,514	Public Storage	373,595

		1,577,590

	REITs - Warehouse/Industrials – 0.1%
5,865	Terreno Realty Corp.	338,821

	Road & Rail – 0.8%
41,669	Heartland Express, Inc.	815,879
5,698	Landstar System, Inc.	940,512
5,851	Old Dominion Freight Line, Inc.	1,406,639
4,416	Union Pacific Corp.	973,330

		4,136,360

	Semiconductors & Semiconductor Equipment – 1.9%
16,548	Inphi Corp.(a)	2,952,329
26,865	Maxim Integrated Products, Inc.	2,454,655
14,839	ON Semiconductor Corp.(a)	617,451
817	SolarEdge Technologies, Inc.(a)	234,838
4,818	Texas Instruments, Inc.	910,554
18,850	Xilinx, Inc.	2,335,515

		9,505,342

	Software – 3.6%
20,488	ACI Worldwide, Inc.(a)	779,568
39,685	Box, Inc., Class A(a)	911,168
18,419	BTRS Holdings, Inc.(a)	266,523
19,949	Check Point Software Technologies Ltd.(a)	2,233,690
5,418	Citrix Systems, Inc.	760,471
18,321	CommVault Systems, Inc.(a)	1,181,705
1,038	Crowdstrike Holdings, Inc., Class A(a)	189,445
3,092	Datadog, Inc., Class A(a)	257,687
994	DocuSign, Inc.(a)	201,235
61,312	NortonLifeLock, Inc.	1,303,493
23,246	Nuance Communications, Inc.(a)	1,014,455
18,066	Open Text Corp.	861,929
12,295	Oracle Corp.	862,740
7,164	Pegasystems, Inc.	819,132
7,174	PTC, Inc.(a)	987,501
582	RingCentral, Inc., Class A(a)	173,366
1,414	ServiceNow, Inc.(a)	707,156
51,981	Slack Technologies, Inc., Class A(a)	2,111,988
251	Trade Desk, Inc. (The), Class A(a)	163,567
4,746	Tyler Technologies, Inc.(a)	2,014,819
1,113	Workiva, Inc.(a)	98,233
503	Zoom Video Communications, Inc., Class A(a)	161,609
1,449	Zscaler, Inc.(a)	248,750

		18,310,230

	Specialty Retail – 1.4%
167,451	Arko Corp.(a)	1,664,463

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
769	AutoZone, Inc.(a)	$1,079,907
9,167	Best Buy Co., Inc.	1,052,463
81,010	CarLotz, Inc.(a)	577,601
3,364	Home Depot, Inc. (The)	1,026,861
4,697	Lowe’s Cos., Inc.	893,275
13,822	Rent-A-Center, Inc.	796,977

		7,091,547

	Technology Hardware, Storage & Peripherals – 0.4%
15,784	NCR Corp.(a)	599,003
17,602	Seagate Technology PLC	1,350,953

		1,949,956

	Textiles, Apparel & Luxury Goods – 0.1%
5,612	NIKE, Inc., Class B	745,779

	Thrifts & Mortgage Finance – 0.4%
114,928	Columbia Financial, Inc.(a)	2,008,941

	Tobacco – 0.2%
9,364	Philip Morris International, Inc.	830,961

	Trading Companies & Distributors – 0.7%
2,024	MSC Industrial Direct Co., Inc., Class A	182,544
3,122	United Rentals, Inc.(a)	1,028,106
2,042	W.W. Grainger, Inc.	818,699
5,556	Watsco, Inc.	1,448,727

		3,478,076

	Water Utilities – 0.2%
6,465	American Water Works Co., Inc.	969,233

	Wireless Telecommunication Services – 0.3%
12,966	T-Mobile US, Inc.(a)	1,624,510

	Total Common Stocks (Identified Cost $215,528,675)	241,352,386

Closed-End Investment Companies – 0.2%
71,261	Golub Capital BDC, Inc. (Identified Cost $1,026,364)	1,041,836

Principal Amount
Short-Term Investments – 39.5%
	Certificates of Deposit – 33.9%
$15,000,000	Canadian Imperial Bank of Commerce (NY), 0.080%, 4/23/2021	14,999,866
19,000,000	DNB Nor Bank ASA (NY), 0.120%, 4/27/2021	19,000,570
10,000,000	Nordea Bank ABP (NY), 0.150%, 5/07/2021(b)	10,000,596

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$19,000,000	Mizuho Bank Ltd. (NY), 0.170%, 5/18/2021	$19,001,265
5,000,000	DZ Bank (NY), 0.140%, 6/03/2021	4,999,991
15,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 0.160%, 6/04/2021	15,001,299
5,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.110%, 0.287%, 6/11/2021(b)(c)	5,001,116
10,000,000	Sumitomo Mitsui Trust (NY), 0.150%, 6/21/2021	9,999,954
10,000,000	Bank of Montreal (IL), 0.240%, 6/23/2021(b)	10,002,424
8,000,000	Nordea Bank ABP (NY), 0.190%, 7/14/2021(b)	8,001,632
18,000,000	Skandinaviska Enskilda Banken (NY), 0.180%, 7/15/2021(b)	18,001,321
10,000,000	Cooperatieve Rabobank UA, 0.230%, 7/20/2021(b)	10,002,461
15,000,000	Svenska Handelsbanken (NY), 0.150%, 8/17/2021	15,000,230
15,000,000	Sumitomo Mitsui Banking Corp. (NY), 0.180%, 8/17/2021	15,000,229

		174,012,954

	Treasuries – 2.1%
5,500,000	U.S. Treasury Bills, 0.033%, 4/08/2021(d)(e)(f)	5,499,995
5,500,000	U.S. Treasury Bills, 0.029%, 5/06/2021(d)(e)(f)	5,499,933

		10,999,928

	Repurchase Agreements – 3.5%
17,827,727	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $17,827,727 on 4/01/2021 collateralized by $18,190,700 U.S. Treasury Note, 0.125% due 3/31/2023 valued at $18,184,297 including accrued interest(g)	17,827,727

	Total Short-Term Investments (Identified Cost $202,828,672)	202,840,609

	Total Investments – 86.8% (Identified Cost $419,383,711)	445,234,831
	Other assets less liabilities – 13.2%	67,725,822

	Net Assets – 100.0%	$512,960,653

Consolidation

The Fund invests in commodity-related derivatives through its investment in the AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2021, the value of the Fund’s investment in the Subsidiary was $19,535,799, representing 3.81% of the Fund’s net assets.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Equity basket total return swaps are valued based on the value of the underlying listed equity securities as reported by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2021, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

	Unrealized Appreciation/	Unrealized as a Percentage
Notional Value	Depreciation*	of Net Assets
$60,864,963	$1,203,180	0.23%

*	Amount represents gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(c)	Variable rate security. Rate as of March 31, 2021 is disclosed.

(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(f) A portion of the security is held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	6/16/2021	CHF	B	81,750,000	$88,105,408	$86,661,559	$(1,443,849)
UBS AG	6/16/2021	CHF	S	18,375,000	19,690,697	19,478,974	211,723
UBS AG	6/16/2021	NOK	B	10,000,000	1,153,289	1,169,115	15,826
UBS AG	6/16/2021	NOK	B	164,000,000	19,311,016	19,173,483	(137,533)
UBS AG	6/16/2021	NOK	S	8,000,000	945,538	935,292	10,246
UBS AG	6/16/2021	NZD	B	7,100,000	4,950,404	4,957,809	7,405
UBS AG	6/16/2021	NZD	B	34,700,000	24,744,906	24,230,419	(514,487)
UBS AG	6/16/2021	NZD	S	59,700,000	42,741,622	41,687,493	1,054,129
UBS AG	6/16/2021	SEK	B	416,000,000	48,791,029	47,664,002	(1,127,027)
UBS AG	6/16/2021	SEK	S	66,000,000	7,778,420	7,562,077	216,343
UBS AG	6/16/2021	SGD	B	5,250,000	3,898,873	3,901,457	2,584
UBS AG	6/17/2021	ZAR	B	10,500,000	674,731	704,624	29,893

Total							$(1,674,747)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2021, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2021	4,078	$900,784,630	$900,122,919	$(661,711)
3 Year Australia Government Bond	6/15/2021	156	13,860,673	13,868,448	7,775
5 Year U.S. Treasury Note	6/30/2021	578	72,281,609	71,324,297	(957,312)
10 Year Australia Government Bond	6/15/2021	366	38,595,618	38,395,144	(200,474)
10 Year U.S. Treasury Note	6/21/2021	909	119,881,188	119,022,188	(859,000)
AEX-Index®	4/16/2021	7	1,114,358	1,147,834	33,476
ASX SPI 200™	6/17/2021	5	639,958	642,389	2,431
Australian Dollar	6/14/2021	346	26,546,310	26,301,190	(245,120)
CAC 40®	4/16/2021	8	566,180	569,088	2,908
Canadian Dollar	6/15/2021	236	18,744,130	18,778,520	34,390
DAX	6/18/2021	38	16,191,821	16,743,283	551,462
E-mini NASDAQ 100	6/18/2021	5	1,274,049	1,308,975	34,926
E-mini Russell 2000	6/18/2021	669	77,946,335	74,342,625	(3,603,710)
E-mini S&P MidCap 400®	6/18/2021	4	1,046,430	1,042,120	(4,310)
Euribor	9/13/2021	49	14,440,994	14,443,149	2,155
Euro Schatz	6/08/2021	97	12,751,019	12,751,588	569
EURO STOXX 50®	6/18/2021	120	5,328,514	5,440,390	111,876
FTSE 100 Index	6/18/2021	212	19,648,843	19,521,709	(127,134)
FTSE MIB	6/18/2021	4	563,717	572,137	8,420
FTSE Taiwan Index	4/28/2021	24	1,353,360	1,390,560	37,200
FTSE/JSE Top 40 Index	6/17/2021	26	1,089,040	1,077,696	(11,344)
German Euro BOBL	6/08/2021	50	7,916,311	7,920,415	4,104
Hang Seng Index®	4/29/2021	16	2,898,959	2,913,880	14,921
IBEX 35	4/16/2021	6	611,352	604,177	(7,175)
Indian Rupee	4/28/2021	136	3,719,328	3,701,920	(17,408)
Japanese Yen	6/14/2021	160	18,388,600	18,071,000	(317,600)
Mexican Peso	6/14/2021	94	2,265,805	2,281,380	15,575
MSCI EAFE Index	6/18/2021	8	879,480	876,800	(2,680)
MSCI Emerging Markets Index	6/18/2021	113	7,613,375	7,472,125	(141,250)
MSCI Singapore	4/29/2021	25	660,847	665,236	4,389
Nikkei 225™	6/10/2021	6	1,543,825	1,581,215	37,390

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
OMXS30®	4/16/2021	80	$1,976,694	$2,003,561	$26,867
S&P/TSX 60 Index	6/17/2021	9	1,593,602	1,591,454	(2,148)
Short Sterling	9/15/2021	79	13,603,457	13,600,734	(2,723)
Short-Term Euro-BTP	6/08/2021	50	6,628,980	6,635,137	6,157
TOPIX	6/10/2021	47	8,030,855	8,294,242	263,387
U.S. Dollar Index	6/14/2021	419	38,682,188	39,065,884	383,696
UK Long Gilt	6/28/2021	165	29,035,159	29,022,752	(12,407)

Total					$(5,589,432)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/16/2021	41	$2,274,009	$2,263,969	$(10,040)
Brent Crude Oil	4/20/2021	14	911,330	828,240	(83,090)
Brent Crude Oil	5/20/2021	22	1,318,760	1,301,960	(16,800)
Brent Crude Oil	5/28/2021	123	7,737,340	7,664,130	(73,210)
Cocoa	7/15/2021	177	4,355,970	4,221,450	(134,520)
Coffee	5/18/2021	13	624,450	602,062	(22,388)
Copper	5/26/2021	4	414,200	399,550	(14,650)
Copper LME	6/16/2021	191	38,906,465	41,961,506	3,055,041
Corn	7/14/2021	58	1,554,075	1,587,750	33,675
Cotton	5/06/2021	303	12,972,320	12,253,320	(719,000)
Gasoline	5/28/2021	23	1,923,302	1,887,178	(36,124)
Gold	6/28/2021	119	20,570,460	20,415,640	(154,820)
New York Harbor ULSD	4/30/2021	85	6,899,861	6,318,186	(581,675)
Nickel LME	6/16/2021	19	2,004,276	1,830,954	(173,322)
Silver	5/26/2021	21	2,619,825	2,575,860	(43,965)
Soybean	7/14/2021	127	8,586,038	9,066,213	480,175
Soybean Oil	7/14/2021	281	8,497,188	8,558,136	60,948
Sugar	6/30/2021	797	13,270,466	13,184,293	(86,173)
Wheat	7/14/2021	86	2,664,400	2,647,725	(16,675)
Zinc LME	6/16/2021	52	3,669,767	3,661,775	(7,992)

Total					$1,455,395

At March 31, 2021, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Canada Government Bond	6/21/2021	282	$31,227,524	$31,139,604	$87,920
30 Year U.S. Treasury Bond	6/21/2021	319	51,751,625	49,315,406	2,436,219
Brazilian Real	4/30/2021	52	913,950	919,880	(5,930)
British Pound	6/14/2021	106	9,129,438	9,129,913	(475)
E-mini S&P 500®	6/18/2021	431	83,271,790	85,497,470	(2,225,680)
Euro	6/14/2021	358	53,264,238	52,545,450	718,788
Euro-BTP	6/08/2021	262	45,832,541	45,875,110	(42,569)
Euro-OAT	6/08/2021	399	76,202,199	75,777,588	424,611
Eurodollar	9/13/2021	378	94,344,075	94,320,450	23,625
German Euro Bund	6/08/2021	157	31,752,530	31,535,029	217,501

Total					$1,634,010

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/16/2021	101	$5,330,451	$5,577,094	$(246,643)
Copper LME	6/16/2021	51	11,407,780	11,204,381	203,399
Live Cattle	6/30/2021	195	9,273,640	9,586,200	(312,560)
Low Sulfur Gasoil	5/12/2021	259	14,003,900	13,144,250	859,650
Natural Gas	4/28/2021	18	474,240	469,440	4,800
Nickel LME	6/16/2021	5	563,085	481,830	81,255
Soybean Meal	7/14/2021	122	4,873,160	5,182,560	(309,400)
Zinc LME	6/16/2021	122	8,259,095	8,591,087	(331,992)

Total					$(51,491)

1 Commodity futures are held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Swap Agreements

The Fund may enter into equity basket total return swap agreements. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for, typically, fixed or floating interest payments. When a Fund pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Fund receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may receive the change in value in addition to the interest payment. The Fund receives net interest or pays net total return depending on whether the values of the underlying assets decrease or increase. Dividends declared on short reference entity common stocks are accrued and paid to the counterparty. Equity basket total return swap agreements typically reset on a monthly basis.

Equity basket total return swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement. Payments made or received by the Fund as a result of a reset or termination of the agreement are recorded as realized gain or loss.

Equity basket total return swap agreements are privately negotiated in the over-the-counter market and are entered into as bilateral contracts. Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Bilateral swap agreements may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. The Fund covers its net obligations under outstanding equity basket total return swap agreements by segregating or earmarking cash or securities.

At March 31, 2021, the Fund had the following open swap agreements:

Bilateral Equity Basket Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	Morgan Stanley Capital Services LLC	5/19/2021	$(111,048,509)	$—	$(111,048,509)	(21.6%)

(a)

The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-1.17% as calculated on the notional amount.

The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of March 31, 2021:

Common Stocks – Short	Shares	Value	% of Basket Value
Aerospace & Defense
Axon Enterprise, Inc.	(2,779)	$(395,785)	(0.4%)
Boeing Co. (The)	(1,106)	(281,720)	(0.3%)
Hexcel Corp.	(4,482)	(250,992)	(0.2%)

		(928,497)
Airlines
Alaska Air Group, Inc.	(12,226)	(846,161)	(0.8%)
Delta Air Lines, Inc.	(19,241)	(928,956)	(0.8%)
JetBlue Airways Corp.	(81,308)	(1,653,805)	(1.5%)
Southwest Airlines Co.	(14,923)	(911,198)	(0.8%)
United Airlines Holdings, Inc.	(14,867)	(855,447)	(0.8%)

		(5,195,567)
Automobiles
Harley-Davidson, Inc.	(11,971)	(480,037)	(0.4%)

Banks
Great Western Bancorp, Inc.	(9,286)	(281,273)	(0.3%)
Huntington Bancshares, Inc.	(190,516)	(2,994,911)	(2.7%)
M & T Bank Corp.	(16,888)	(2,560,390)	(2.3%)
Wells Fargo & Co.	(6,937)	(271,029)	(0.2%)

		(6,107,603)
Biotechnology
Allakos, Inc.	(3,008)	(345,258)	(0.3%)
Biogen, Inc.	(1,498)	(419,065)	(0.4%)
Insmed, Inc.	(17,359)	(591,247)	(0.5%)
Moderna, Inc.	(3,468)	(454,135)	(0.4%)
TG Therapeutics, Inc.	(15,283)	(736,641)	(0.7%)

		(2,546,346)
Building Products
Advanced Drainage Systems, Inc.	(10,181)	(1,052,614)	(0.9%)

Capital Markets
Ameriprise Financial, Inc.	(2,277)	(529,288)	(0.5%)
Apollo Global Management, Inc.	(54,188)	(2,547,378)	(2.3%)
Ares Management Corp., Class A	(18,961)	(1,062,385)	(1.0%)
BGC Partners, Inc., Class A	(54,431)	(262,902)	(0.2%)
Carlyle Group, Inc. (The)	(28,854)	(1,060,673)	(1.0%)

		(5,462,626)
Chemicals
Chemours Co. (The)	(28,150)	(785,666)	(0.7%)
Mosaic Co. (The)	(14,887)	(470,578)	(0.4%)
Olin Corp.	(503)	(19,099)	(0.0%)
Scotts Miracle-Gro Co. (The)	(3,473)	(850,781)	(0.8%)
Trinseo S.A.	(15,522)	(988,286)	(0.9%)

		(3,114,410)
Commercial Services & Supplies
ADT, Inc.	(49,839)	(420,641)	(0.4%)
Brink’s Co. (The)	(4,148)	(328,646)	(0.3%)

Common Stocks – Short	Shares	Value	% of Basket Value
Commercial Services & Supplies – continued
Deluxe Corp.	(8,117)	(340,590)	(0.3%)
KAR Auction Services, Inc.	(13,632)	(204,480)	(0.2%)

		(1,294,357)
Communications Equipment
Lumentum Holdings, Inc.	(5,611)	(512,565)	(0.5%)
ViaSat, Inc.	(4,396)	(211,316)	(0.2%)

		(723,881)
Construction & Engineering
APi Group Corp.	(53,089)	(1,097,881)	(1.0%)
Granite Construction, Inc.	(28,137)	(1,132,514)	(1.0%)

		(2,230,395)
Consumer Finance
Capital One Financial Corp.	(6,848)	(871,271)	(0.8%)
Discover Financial Services	(4,026)	(382,430)	(0.3%)

		(1,253,701)
Diversified Consumer Services
H&R Block, Inc.	(12,938)	(282,048)	(0.3%)
Strategic Education, Inc.	(2,613)	(240,161)	(0.2%)

		(522,209)
Diversified Financial Services
Cannae Holdings, Inc.	(23,799)	(942,916)	(0.8%)

Electric Utilities
FirstEnergy Corp.	(236)	(8,187)	(0.0%)
PG&E Corp.	(23,425)	(274,307)	(0.2%)
Portland General Electric Co.	(6,578)	(312,257)	(0.3%)

		(594,751)
Electrical Equipment
Bloom Energy Corp., Class A	(17,442)	(471,806)	(0.4%)
GrafTech International Ltd.	(19,227)	(235,146)	(0.2%)
Sunrun, Inc.	(15,852)	(958,729)	(0.9%)

		(1,665,681)
Energy Equipment & Services
Helmerich & Payne, Inc.	(9,425)	(254,098)	(0.2%)
NOV, Inc.	(18,587)	(255,014)	(0.2%)
Schlumberger Ltd.	(11,704)	(318,232)	(0.3%)
TechnipFMC PLC	(70,227)	(542,152)	(0.5%)

		(1,369,496)
Entertainment
Liberty Media Corp. - Liberty Formula One, Class A	(1,069)	(40,857)	(0.0%)
Live Nation Entertainment, Inc.	(9,907)	(838,628)	(0.8%)

		(879,485)
Equity Real Estate Investment Trusts
Boston Properties, Inc.	(2,404)	(243,429)	(0.2%)
Colony Capital, Inc.	(158,014)	(1,023,931)	(0.9%)
Cousins Properties, Inc.	(28,901)	(1,021,650)	(0.9%)
Douglas Emmett, Inc.	(7,702)	(241,843)	(0.2%)
Empire State Realty Trust, Inc., Class A	(21,857)	(243,268)	(0.2%)

Common Stocks – Short	Shares	Value	% of Basket Value
Equity Real Estate Investment Trusts – continued
iStar, Inc.	(55,444)	(985,794)	(0.9%)
Kilroy Realty Corp.	(3,684)	(241,781)	(0.2%)
Park Hotels & Resorts, Inc.	(28,995)	(625,712)	(0.6%)
Pebblebrook Hotel Trust	(12,382)	(300,759)	(0.3%)
Piedmont Office Realty Trust, Inc., Class A	(18,259)	(317,159)	(0.3%)
RLJ Lodging Trust	(32,297)	(499,958)	(0.5%)
SITE Centers Corp.	(24,371)	(330,471)	(0.3%)
SL Green Realty Corp.	(3,853)	(269,671)	(0.2%)
Vornado Realty Trust	(6,607)	(299,892)	(0.3%)
Welltower, Inc.	(4,297)	(307,794)	(0.3%)
Xenia Hotels & Resorts, Inc.	(32,162)	(627,159)	(0.6%)

		(7,580,271)
Food Products
Pilgrim’s Pride Corp.	(11,954)	(284,386)	(0.3%)

Health Care Equipment & Supplies
Align Technology, Inc.	(1,324)	(716,986)	(0.6%)
NuVasive, Inc.	(3,836)	(251,488)	(0.2%)

		(968,474)
Health Care Providers & Services
Tenet Healthcare Corp.	(8,676)	(451,152)	(0.4%)
Universal Health Services, Inc., Class B	(5,750)	(766,992)	(0.7%)

		(1,218,144)
Hotels, Restaurants & Leisure
Carnival Corp.	(36,591)	(971,125)	(0.9%)
Darden Restaurants, Inc.	(3,146)	(446,732)	(0.4%)
Golden Entertainment, Inc.	(7,933)	(200,388)	(0.2%)
Hyatt Hotels Corp., Class A	(12,070)	(998,189)	(0.9%)
Marriott Vacations Worldwide Corp.	(3,209)	(558,944)	(0.5%)
MGM Resorts International	(38,902)	(1,477,887)	(1.3%)
Royal Caribbean Cruises Ltd.	(8,317)	(712,018)	(0.6%)
Scientific Games Corp.	(17,536)	(675,487)	(0.6%)
SeaWorld Entertainment, Inc.	(4,818)	(239,310)	(0.2%)
Shake Shack, Inc., Class A	(2,455)	(276,850)	(0.2%)
Wendy’s Co. (The)	(7,199)	(145,852)	(0.1%)
Wynn Resorts Ltd.	(5,935)	(744,071)	(0.7%)

		(7,446,853)
Independent Power & Renewable Electricity Producers
AES Corp. (The)	(29,784)	(798,509)	(0.7%)
Sunnova Energy International, Inc.	(20,228)	(825,707)	(0.7%)

		(1,624,216)
Industrial Conglomerates
General Electric Co.	(1,727)	(22,675)	(0.0%)

Insurance
American International Group, Inc.	(5,257)	(242,926)	(0.2%)
Arch Captial Group Ltd.	(6,988)	(268,129)	(0.2%)
Argo Group International Holdings Ltd.	(4,779)	(240,479)	(0.2%)
Assured Guaranty Ltd.	(6,142)	(259,684)	(0.2%)
Brighthouse Financial, Inc.	(14,240)	(630,120)	(0.6%)

Common Stocks – Short	Shares	Value	% of Basket Value
Insurance – continued
BRP Group, Inc., Class A	(35,059)	(955,358)	(0.9%)
Cincinnati Financial Corp.	(2,553)	(263,189)	(0.2%)
First American Financial Corp.	(14,568)	(825,277)	(0.7%)
Reinsurance Group of America, Inc.	(1,698)	(214,033)	(0.2%)

		(3,899,195)
Interactive Media & Entertainment
Eventbrite, Inc., Class A	(13,349)	(295,814)	(0.3%)
TripAdvisor, Inc.	(5,142)	(276,588)	(0.2%)
Twitter, Inc.	(15,572)	(990,846)	(0.9%)

		(1,563,248)
Internet & Direct Marketing Retail
Etsy, Inc.	(439)	(88,533)	(0.1%)
Expedia Group, Inc.	(5,443)	(936,849)	(0.8%)
Farfetch Ltd., Class A	(11,114)	(589,264)	(0.5%)
Overstock.com, Inc.	(10,432)	(691,225)	(0.6%)
Wayfair, Inc., Class A	(2,807)	(883,503)	(0.8%)

		(3,189,374)
IT Services
DXC Technology Co.	(15,065)	(470,932)	(0.4%)
Euronet Worldwide, Inc.	(1,685)	(233,035)	(0.2%)

		(703,967)
Leisure Products
Peloton Interactive, Inc., Class A	(7,093)	(797,537)	(0.7%)

Life Sciences Tools & Services
ICON PLC	(7,251)	(1,423,879)	(1.3%)

Machinery
Kornit Digital Ltd.	(10,362)	(1,027,081)	(0.9%)
Welbilt, Inc	(15,435)	(250,819)	(0.2%)

		(1,277,900)
Marine
Kirby Corp.	(4,275)	(257,697)	(0.2%)

Media
Liberty Broadband Corp., Class A	(52)	(7,548)	(0.0%)
ViacomCBS, Inc., Class B	(14,895)	(671,764)	(0.6%)

		(679,312)
Metals & Mining
Alcoa Corp.	(9,531)	(309,662)	(0.3%)
Allegheny Technologies, Inc.	(11,982)	(252,341)	(0.2%)
Barrick Gold Corp.	(23,522)	(465,736)	(0.4%)
Carpenter Technology Corp.	(6,499)	(267,434)	(0.2%)
Hecla Mining Co.	(66,531)	(378,561)	(0.3%)
Kinross Gold Corp.	(47,245)	(315,124)	(0.3%)
Newmont Corp.	(11,706)	(705,521)	(0.6%)
Pan American Silver Corp.	(11,271)	(338,468)	(0.3%)

		(3,032,847)

Common Stocks – Short	Shares	Value	% of Basket Value
Mortgage Real Estate Investment Trusts (REITs)
Capstead Mortgage Corp.	(172,505)	(1,074,706)	(1.0%)

Multi-Utilities
CenterPoint Energy, Inc.	(9,857)	(223,261)	(0.2%)

Multiline Retail
Dollar Tree, Inc.	(6,701)	(766,997)	(0.7%)
Kohl’s Corp.	(11,258)	(671,089)	(0.6%)

		(1,438,086)
Oil, Gas & Consumable Fuels
Antero Resources Corp.	(61,660)	(628,932)	(0.6%)
APA Corp.	(21,988)	(393,585)	(0.4%)
Chevron Corp.	(9,551)	(1,000,849)	(0.9%)
CNX Resources Corp.	(67,165)	(987,326)	(0.9%)
ConocoPhillips	(855)	(45,289)	(0.0%)
Devon Energy Corp.	(50,662)	(1,106,965)	(1.0%)
EOG Resources, Inc.	(6,780)	(491,753)	(0.4%)
EQT Corp.	(79,777)	(1,482,257)	(1.3%)
Equitrans Midstream Corp.	(40,208)	(328,097)	(0.3%)
Exxon Mobil Corp	(4,706)	(262,736)	(0.2%)
HollyFrontier Corp.	(6,251)	(223,661)	(0.2%)
Magnolia Oil & Gas Corp., Class A	(26,989)	(309,834)	(0.3%)
Marathon Oil Corp.	(51,677)	(551,910)	(0.5%)
Marathon Petroleum Corp.	(898)	(48,034)	(0.0%)
MPLX LP	(16,123)	(413,233)	(0.4%)
New Fortress Energy, Inc.	(18,362)	(842,999)	(0.8%)
Occidental Petroleum Corp.	(14,235)	(378,936)	(0.3%)
PDC Energy, Inc.	(6,372)	(219,197)	(0.2%)
Phillips 66	(4,013)	(327,220)	(0.3%)
Pioneer Natural Resources Co.	(2,831)	(449,620)	(0.4%)
Plains All American Pipeline LP	(42,281)	(384,757)	(0.3%)
Range Resources Corp.	(57,689)	(595,927)	(0.5%)
Valero Energy Corp.	(13,489)	(965,812)	(0.9%)

		(12,438,929)
Personal Products
Coty, Inc., Class A	(77,584)	(699,032)	(0.6%)

Professional Services
Huron Consulting Group, Inc.	(3,657)	(184,240)	(0.2%)

Road & Rail
Lyft, Inc., Class A	(15,939)	(1,007,026)	(0.9%)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(28,769)	(2,258,367)	(2.0%)
Analog Devices, Inc.	(16,716)	(2,592,317)	(2.3%)
Applied Materials, Inc.	(6,403)	(855,441)	(0.8%)
Enphase Energy, Inc.	(1,924)	(311,996)	(0.3%)
Lam Research Corp.	(329)	(195,834)	(0.2%)
Marvell Technology Group Ltd.	(38,441)	(1,882,840)	(1.7%)
Microchip Technology, Inc.	(831)	(128,988)	(0.1%)

Common Stocks – Short	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment - continued
MKS Instruments, Inc.	(1,447)	(268,303)	(0.2%)
Monolithic Power Systems, Inc.	(430)	(151,880)	(0.1%)
NVIDIA Corp.	(777)	(414,864)	(0.4%)
Ultra Clean Holdings, Inc.	(3,180)	(184,567)	(0.2%)
Veeco Instruments, Inc.	(27,885)	(578,335)	(0.5%)

		(9,823,732)
Software
Blackbaud, Inc.	(12,609)	(896,248)	(0.8%)
Cloudflare, Inc., Class A	(2,887)	(202,841)	(0.2%)
PROS Holdings, Inc.	(4,575)	(194,437)	(0.2%)
salesforce.com, Inc.	(3,843)	(814,216)	(0.7%)

		(2,107,742)
Specialty Retail
At Home Group, Inc.	(5,642)	(161,925)	(0.1%)
Carvana Co.	(3,453)	(906,067)	(0.9%)
Gap, Inc. (The)	(33,439)	(995,813)	(0.9%)
L Brands, Inc.	(8,537)	(528,099)	(0.6%)
Monro, Inc.	(3,865)	(254,317)	(0.2%)
RH	(836)	(498,758)	(0.5%)

		(3,344,979)
Technology Hardware, Storage & Peripherals
Western Digital Corp.	(4,152)	(277,146)	(0.2%)
Xerox Holdings Corp.	(10,902)	(264,592)	(0.2%)

		(541,738)
Textiles, Apparel & Luxury Goods
PVH Corp.	(9,130)	(965,041)	(1.0%)
Ralph Lauren Corp.	(6,873)	(846,479)	(0.9%)
Steven Madden Ltd.	(7,200)	(268,272)	(0.2%)
Tapestry, Inc.	(13,343)	(549,865)	(0.6%)

		(2,629,657)
Thrifts & Mortgage Finance
Mr. Cooper Group, Inc.	(31,235)	(1,085,729)	(1.1%)
WSFS Financial Corp.	(37,150)	(1,849,698)	(1.8%)

		(2,935,427)
Wireless Telecommunication Services
Millicom International Cellular S.A.	(6,946)	(265,407)	(0.2%)

Total Common Stocks - Short		$(111,048,509)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$241,352,386	$—	$—	$241,352,386
Closed-End Investment Companies	1,041,836	—	—	1,041,836
Short-Term Investments*	—	202,840,609	—	202,840,609
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,548,149	—	1,548,149
Futures Contracts (unrealized appreciation)	9,214,154	1,057,527	—	10,271,681

Total	$251,608,376	$205,446,285	$—	$457,054,661

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Equity Basket Total Return Swap	$— (a)	$—	$—	$—
Forward Foreign Currency Contracts (unrealized depreciation)	—	(3,222,896)	—	(3,222,896)
Futures Contracts (unrealized depreciation)	(12,677,546)	(145,653)	—	(12,823,199)

Total	$(12,677,546)	$(3,368,549)	$—	$(16,046,095)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.
(a)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. The Fund may also use various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments and equity basket total return swap agreements. During the period ended March 31, 2021, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. equity market indices, foreign currencies, short term interest rates, and commodities (through investments in the Subsidiary), long contracts on foreign equity market indices, and short contracts on equity basket total return swaps in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,548,149	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$3,210,636
Foreign exchange contracts	—	1,152,449
Commodity contracts	—	4,778,943
Equity contracts	—	1,129,653

Total exchange-traded asset derivatives	$—	$10,271,681

Total asset derivatives	$1,548,149	$10,271,681

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(3,222,896)	$—	$—
Equity contracts	—	—	(111,048,509)

Total over-the-counter liability derivatives	$(3,222,896)	$—	$(111,048,509)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(2,736,196)	$—
Foreign exchange contracts	—	(586,533)	—
Commodity contracts	—	(3,375,039)	—
Equity contracts	—	(6,125,431)	—

Total exchange-traded liability derivatives	$—	$(12,823,199)	$—

Total liability derivatives	$(3,222,896)	$(12,823,199)	$(111,048,509)

[1]	Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2021, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(1,674,747)	$9,048,155

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2021:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$1,548,149	$—
Collateral pledged to UBS AG	9,048,155	9,048,155
Collateral pledged to Morgan Stanley	29,150,352	29,150,352

Total over-the-counter counterparty credit risk	39,746,656	38,198,507

Exchange-traded counterparty credit risk
Futures contracts	10,271,681	10,271,681
Margin with brokers	39,789,829	39,789,829

Total exchange-traded counterparty credit risk	50,061,510	50,061,510

Total counterparty credit risk	$89,808,166	$88,260,017

Investment Summary at March 31, 2021 (Unaudited)

Common Stocks	47.1%
Certificates of Deposit	33.9
Repurchase Agreements	3.5
Treasuries	2.1
Closed-End Investment Companies	0.2

Total Investments	86.8
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	13.2

Net Assets	100.0%